Share-Based Compensation - Summary of Activities Under SYNNEX Plans (Details) shares in Thousands	12 Months Ended
Nov. 30, 2020 $ / shares shares
Shares available for grant roll forward
Number of shares available for grant, beginning	262
Number of shares available for grant, ending	252
Options Outstanding Roll Forward Number of Shares
Beginning options outstanding	866
Options exercised	(182)
Ending options outstanding	684
Options outstanding, weighted average exercise price, beginning | $ / shares	$ 83.10
Options exercised, weighted average exercise price | $ / shares	49.55
Options outstanding, weighted average exercise price, ending | $ / shares	$ 92.04
Restricted Stock
Shares available for grant roll forward
Restricted stock awards/ units granted	(60)
Restricted Stock Units (RSUs)
Shares available for grant roll forward
Restricted stock awards/ units granted	(3)
Restricted Stock Awards and Units (RSUs)
Shares available for grant roll forward
Restricted stock cancelled/forfeited	54 [1]

[1]	For performance-based restricted stock units, the difference between maximum awards and the actual number of shares issued upon full vesting is included.